CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net income	$ 1,475	$ 2,429	$ 4,435	$ 6,205
Items that may be reclassified to net income
Financial contracts and power sale agreements	312	(102)	830	289
Marketable securities	(496)	26	(612)	131
Equity accounted investments	(339)	22	(308)	81
Foreign currency translation	(2,721)	1,559	(1,287)	(86)
Income taxes	(137)	21	(163)	0
Other comprehensive income that may be reclassified to net income	(3,381)	1,526	(1,540)	415
Items that will not be reclassified to net income
Revaluation of property, plant and equipment	53	(153)	76	(381)
Revaluation of pension obligations	21	13	39	48
Equity accounted investments	(256)	0	(244)	0
Marketable securities	(191)	206	(322)	515
Income taxes	11	(188)	9	(220)
Other comprehensive income that will not be reclassified to net income	(362)	(122)	(442)	(38)
Other comprehensive (loss) income	(3,743)	1,404	(1,982)	377
Comprehensive (loss) income	(2,268)	3,833	2,453	6,582
Attributable to:
Net income attributable to shareholders	590	816	1,949	2,051
Other comprehensive (loss) income	(1,632)	508	(1,250)
Comprehensive (loss) income	(1,042)	1,324	699	2,281
Net income	885	1,613	2,486	4,154
Other comprehensive (loss) income	(2,111)	896	(732)
Comprehensive (loss) income	$ (1,226)	$ 2,509	$ 1,754	$ 4,301